Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss Before Tax [Abstract]
AOCI, beginning balance	$ 2,531	$ 1,661	$ 1,523
Unrealized net gain on securities	653	770	529
Unrealized net gain on derivatives	684	802	(190)
Change related to employee benefit plans	(382)	106	394
Adoption of OTTI guidance			(12)
Reclassification adjustment for realized gains and losses on securities	(117)	(191)	(98)
Reclassification adjustment for realized gains and losses on derivatives	(625)	(617)	(485)
AOCI, ending balance	2,744	2,531	1,661
Accumulated Other Comprehensive Income Loss Tax [Abstract]
AOCI, beginning balance	(915)	(591)	(542)
Unrealized net gain on securities	(242)	(283)	(188)
Unrealized net gain on derivatives	(253)	(293)	59
Change related to employee benefit plans	141	(46)	(143)
Adoption of OTTI guidance			4
Reclassification adjustment for realized gains and losses on securities	43	70	38
Reclassification adjustment for realized gains and losses on derivatives	231	228	181
AOCI, ending balance	(995)	(915)	(591)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
AOCI, beginning balance	1,616	1,070	981
Unrealized net gain on securities	411	487	341
Unrealized net gain on derivatives	431	509	(131)
Change related to employee benefit plans	(241)	60	251
Adoption of OTTI guidance			(8)
Reclassification adjustment for realized gains and losses on securities	(74)	(121)	(60)
Reclassification adjustment for realized gains and losses on derivatives	(394)	(389)	(304)
AOCI, ending balance	$ 1,749	$ 1,616	$ 1,070